Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Charters-out (Abstract)
Minimum Future Charter Revenues [Table Text Block]

Year	Amount
July to December 2012	97,424
2013	151,826
2014	88,007
2015	55,301
2016 to 2023	131,832

Net minimum charter payments	524,390